ACQUISITION	12 Months Ended
Dec. 31, 2018
ACQUISITION
ACQUISITION

3.    ACQUISITION

Lagou Information Limited

In December 2017, to expand its online operations, the Company completed an acquisition of a 66% equity interest in Lagou Information Limited, an entity incorporated in the Cayman Islands. Lagou is the holding company of Beijing Lagou Network Technology Co., Ltd., which owns and operates a recruitment website focused on technology and engineering talent in China. The total purchase price was RMB782,594 and was funded from the Company's existing cash resources. Beginning December 26, 2017, the date of acquisition, Lagou has been fully consolidated into the Group's financial statements. As the acquisition date was just prior to the end of 2017, there was no material contribution from Lagou to the Company's consolidated statement of operations and comprehensive income for the year ended December 31, 2017. The allocation of the purchase price is summarized as follows:

RMB
Net assets	125,026
Identifiable intangible assets:
Trade names	60,183
Technology	35,979
Goodwill	818,730
Deferred tax liabilities	(14,424)
Redeemable non-controlling interests	(242,900)
Total	782,594

Neither the results of operations since the acquisition date nor the pro forma results of operations of Lagou have been presented because they were not material to the Company’s consolidated statements of operations and comprehensive income.